Material Accounting Policies (Details)	12 Months Ended
Mar. 31, 2025
Bottom of range [member] | Adjustment to mid-market consensus price, measurement input [member]
Material Accounting Policies [Line Items]
Significant unobservable input, assets	0.1
Top of range [member] | Adjustment to mid-market consensus price, measurement input [member]
Material Accounting Policies [Line Items]
Significant unobservable input, assets	5
Intangible Assets [Member] | Bottom of range [member]
Material Accounting Policies [Line Items]
The useful life, measured as period of time	3 years
Intangible Assets [Member] | Top of range [member]
Material Accounting Policies [Line Items]
The useful life, measured as period of time	5 years
Leasehold improvements [member] | Bottom of range [member]
Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Leasehold improvements [member] | Top of range [member]
Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Fixtures and fittings [member] | Bottom of range [member]
Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Fixtures and fittings [member] | Top of range [member]
Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	14 years
Right-of-use assets [member] | Bottom of range [member]
Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Right-of-use assets [member] | Top of range [member]
Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years